Operating (loss)/profit (Tables)	12 Months Ended
Mar. 31, 2019
Operating (loss)/profit
Schedule of operating (loss)/profit

	2019	2018	2017
	€m	€m	€m
Net foreign exchange losses/(gains)[1]	1	(65)	133
Depreciation of property, plant and equipment (note 11):
Owned assets	5,795	5,963	6,253
Leased assets	59	47	12
Amortisation of intangible assets (note 10)	3,941	4,399	4,821
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)	3,525	—	—
Staff costs (note 23)	5,267	5,295	5,519
Amounts related to inventory included in cost of sales	5,886	6,045	6,464
Operating lease rentals payable	3,826	3,788	3,976
Loss on disposal of property, plant and equipment and intangible assets	33	36	22
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(844)	(829)	(800)
Net gain on formation of VodafoneZiggo (note 26)[2]	—	—	(1,275)

Notes:

1	The year ended 31 March 2019 included €nil (2018: €80 million credit, 2017: €127 million charge) reported in other income and expense in the consolidated income statement.
2	Reported in other income and expense in the consolidated income statement.

Schedule of auditors remuneration

	2019	2018	2017
	€m	€m	€m
Parent company	2	2	2
Subsidiaries	14	14	13
Subsidiaries - new accounting standards[1]	1	5	1
Audit fees:	17	21	16

Audit-related fees[2]	2	5	4
Non-audit fees:	2	5	4

Total fees	19	26	20

Notes:

1

Fees during the implementation phase of new accounting standards, notably preparations for IFRS 15 “Revenue from Contracts with Customers” in the year ended 31 March 2018 and preparations for IFRS 16 "Leases" in the year ended 31 March 2019.

2

Relates to fees for statutory and regulatory filings during the year. In addition, the amount for the year ended 31 March 2018 includes non-recurring fees that were incurred during the preparations for a potential IPO of Vodafone New Zealand and the merger of Vodafone India and Idea Cellular. The amount for the year ended 31 March 2017 primarily arose from work on regulatory filings prepared in anticipation of a potential IPO of Vodafone India that was under consideration prior to the agreement for the merger of Vodafone India and Idea Cellular.